BUSINESS ACQUISITION - Allocation of purchase price of the acquisition (Details) - USD ($)	May 21, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets:
Goodwill		$ 5,529,178	$ 0	$ 0
Unicorn
Purchase price allocation
Net tangible assets	$ 124,648
Intangible assets:
Cryptocurrencies	1,200,000
Total	1,324,648
Goodwill	5,529,178
Total consideration	$ 6,853,826